As filed with the U.S. Securities Exchange Commission on July 2, 2019

1933 Act File No. 033-68090

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X]

LORD ABBETT INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

(800) 201-6984

(Area Code and Telephone Number)

90 Hudson Street

Jersey City, New Jersey 07302-3973

(Address of Principal Executive offices

Number, Street, City,

State, Zip Code)

John T. Fitzgerald, Vice President and Assistant Secretary

90 Hudson Street

Jersey City, New Jersey 07302-3973

(Address of Principal Executive Offices

Number, Street, City,

State, Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Shares of beneficial interest.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Lord Abbett Investment Trust (the “Registrant”) (1933 Act File No. 033-68090) is being filed solely for the purposes of filing the tax opinion and the definitive Agreements and Plans of Reorganization in connection with (i) the reorganization of Lord Abbett Multi-Asset Growth Fund into Lord Abbett Multi-Asset Balanced Opportunity Fund, each a series of the Registrant, and (ii) the reorganization of Lord Abbett Multi-Asset Global Opportunity Fund, a series of Lord Abbett Global Fund, Inc., into Lord Abbett Multi-Asset Balanced Opportunity Fund, a series of the Registrant. Part B contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed with the U.S. Securities and Exchange Commission on April 10, 2019 is incorporated herein by reference. No information contained in Part B of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement is being amended, deleted or suspended.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant is a Delaware statutory trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant’s Declaration and Agreement of Trust at Section 4.3 relating to indemnification of trustees, officers, etc. states the following:

The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a trustees’ and officers’ errors and omissions liability insurance policy protecting trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 16. Exhibits

(1)	Articles of Incorporation.

(i)	Declaration and Agreement of Trust, as amended. Amendments to Declaration and Agreement of Trust incorporated by reference to Post-Effective Amendment Nos. 14, 28, 32, 35, 36, and 37 to the Registrant’s Registration Statement on Form N-1A filed on April 14, 1998, August 1, 2000, March 29, 2002, June 26, 2003, March 31, 2004, and August 19, 2004, respectively.

(ii)	Amendment to Declaration and Agreement of Trust dated November 16, 1994. Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2006.

(iii)	Amendment to Declaration and Agreement of Trust dated December 14, 1995. Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2006.

(iv)	Amendment to Declaration and Agreement of Trust dated June 19, 1996. Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2006.

(v)	Amendment to Declaration and Agreement of Trust dated October 21, 1998. Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2006.

(vi)	Amendment to Declaration and Agreement of Trust dated January 20, 1999. Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2006.

(vii)	Amendment to Declaration and Agreement of Trust dated May 19, 1999. Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2006.

(viii)	Amendment to Declaration and Agreement of Trust dated April 12, 2001. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A filed on March 31, 2005.

(ix)	Amendment to Declaration and Agreement of Trust dated April 20, 2004. Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form

N-1A filed on December 20, 2006.

(x)	Amendment to Declaration and Agreement of Trust dated June 23, 2005. Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on June 29, 2005.

(xi)	Amendment to Declaration and Agreement of Trust effective July 1, 2005. Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on June 29, 2005.

(xii)	Amendment to Declaration and Agreement of Trust effective June 22, 2006. Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on June 29, 2006.

(xiii)	Amendment to Declaration and Agreement of Trust dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

(xiv)	Amendment to Declaration and Agreement of Trust dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

(xv)	Amendment to Declaration and Agreement of Trust dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

(xvi)	Amendment to Declaration and Agreement of Trust dated September 11, 2007. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

(xvii)	Amendment to Declaration and Agreement of Trust dated September 11, 2007. Incorporated by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007.

(xviii)	Amendment to Declaration and Agreement of Trust Effective December 14, 2007. Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed on December 14, 2007.

(xix)	Amendment to the Declaration and Agreement of Trust dated December 15, 2010. Incorporated by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on February 4, 2011.

(xx)	Amendment to Declaration and Agreement of Trust dated January 27, 2011. Incorporated by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on February 4, 2011.

(xxi)	Amendment to Declaration and Agreement of Trust dated October 24, 2013. Incorporated by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2014.

(xxii)	Amendment to Declaration and Agreement of Trust dated November 6, 2014. Incorporated by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015.

(xxiii)	Amendment to Declaration and Agreement of Trust dated September 17, 2015. Incorporated by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form

N-1A filed on September 17, 2015.

(xxiv)	Amendment to Declaration and Agreement of Trust dated July 28, 2016. Incorporated by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2016.

(xxv)	Amendment to Declaration and Agreement of Trust dated November 3, 2016. Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on January 13, 2017.

(xxvi)	Amendment to Declaration and Agreement of Trust dated December 15, 2016. Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on January 13, 2017.

(xxvii)	Amendment to Declaration and Agreement of Trust dated December 15, 2016. Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on January 13, 2017.

(xxviii)	Amendment to Declaration and Agreement of Trust dated February 16, 2017. Incorporated by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2017.

(xxix)	Amendment to Declaration and Agreement of Trust dated October 26, 2017. Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on March 27, 2018.

(xxx)	Amendment to Declaration and Agreement of Trust dated September 20, 2018. Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed on March 28, 2019.

(xxxi)	Amendment to Declaration and Agreement of Trust dated May 23, 2019. Filed herein.

(2)	By-Laws. Amended and Restated By-Laws dated September 20, 2017. Incorporated by reference to Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A filed on January 12, 2018.

(3)	Voting Trust Agreement. Not applicable.

(4)	Reorganization Agreement.

(i)	Agreement and Plan of Reorganization in connection with the reorganization of Lord Abbett Multi-Asset Growth Fund into Lord Abbett Multi-Asset Balanced Opportunity Fund. Filed herein.

(ii)	Agreement and Plan of Reorganization in connection with the reorganization of Lord Abbett Multi-Asset Global Opportunity Fund into Lord Abbett Multi-Asset Balanced Opportunity Fund. Filed herein.

(5)	Instruments Defining Rights of Security Holders. Not applicable.

(6)	Investment Advisory Contracts.
(i)	Management Agreement dated October 20, 1993. Incorporated by reference to Post-Effective Amendment No. 32 to Form N-1A, filed on March 29, 2002.

(ii)	Addendum to Management Agreement dated October 20, 1993. Incorporated by reference to Post-Effective Amendment No. 32 to Form N-1A, filed on March 29, 2002.

(iii)	Addendum to Management Agreement dated November 16, 1994. Incorporated by reference to Post-Effective Amendment No. 32 to Form N-1A, filed on March 29, 2002.

(iv)	Addendum to Management Agreement dated July 8, 1996. Incorporated by reference to Post-Effective Amendment No. 32 to Form N-1A, filed on March 29, 2002.

(v)	Addendum to Management Agreement dated December 12, 1997. Incorporated by reference to Post-Effective Amendment No. 32 to Form N-1A, filed on March 29, 2002.

(vi)	Addendum to Management Agreement dated March 16, 1998. Incorporated by reference to Post-Effective Amendment No. 32 to Form N-1A, filed on March 29, 2002.

(vii)	Addendum to Management Agreement dated October 21, 1998. Incorporated by reference to Post-Effective Amendment No. 32 to Form N-1A, filed on March 29, 2002.

(viii)	Addendum to Management Agreement dated June 30, 2003. Incorporated by reference to Post Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on March 31, 2004.

(ix)	Addendum to Management Agreement dated March 11, 2004 (Balanced Series). Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on August 19, 2004.

(x)	Addendum to Management Agreement dated December 1, 2004. Incorporated by reference to Post- Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

(xi)	Addendum to Management Agreement dated June 29, 2005. Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on June 29, 2005.

(xii)	Addendum to Management Agreement dated December 1, 2005. Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

(xiii)	Addendum to Management Agreement dated June 29, 2006 (Diversified Equity Strategy Fund). Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on June 29, 2006.

(xiv)	Addendum to Management Agreement dated December 14, 2007 (Floating Rate Fund). Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed on December 14, 2007.

(xv)	Addendum to Management Agreement dated December 14, 2007 (Short Duration Income Fund). Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed on December 14, 2007.

(xvi)	Addendum to Management Agreement dated April 20, 2011 (Inflation Focused Fund). Incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on April 19, 2011.

(xvii)	Addendum to Management Agreement dated April 1, 2013 (Convertible Fund). Incorporated by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2013.

(xviii)	Addendum to Management Agreement dated April 1, 2015 (Income Fund). Incorporated by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015.

(xix)	Addendum to Management Agreement dated December 1, 2015 (Lord Abbett Core Plus Bond Fund). Incorporated by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A filed on November 25, 2015.

(xx)	Addendum to Management Agreement dated April 1, 2016 (Lord Abbett Income Fund). Incorporated by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A filed on March 29, 2016.

(xxi)	Addendum to Management Agreement dated October 11, 2016 (Lord Abbett Ultra Short Bond Fund). Incorporated by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A filed on October 7, 2016.

(xxii)	Addendum to Management Agreement dated March 31, 2017 (Lord Abbett Corporate Bond Fund). Incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed on March 28, 2017.

(xxiii)	Addendum to Management Agreement dated March 31, 2017 (Lord Abbett Short Duration Core Bond Fund). Incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed on March 28, 2017.

(xxiv)	Addendum to Management Agreement dated April 1, 2018 (Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Total Return Fund). Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on March 27, 2018.

(xxv)	Expense Limitation Agreement effective April 1, 2019 (Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund). Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed on March 28, 2019.

(7)	Underwriting Contracts. Distribution Agreement. Incorporated by reference to Exhibit 99.23I to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on March 29, 2002.

(8)	Bonus or Profit Sharing Contracts. None.

(9)	Custodian Agreements.

(i)	Custodian Agreement dated as of November 1, 2001 (including updated Exhibit A dated as October 11, 2016). Incorporated by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A filed on October 7, 2016.

(ii)	Amendment to Custodian Agreement dated June 21, 2017. Incorporated by reference to Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A filed on January 12, 2018.

1 Lord Abbett Securities Trust Accession No. 0000930413-18-002421.

2 Lord Abbett Securities Trust Accession No. 0000930413-19-000186.

3 Lord Abbett Securities Trust Accession No. 0000930413-19-001864.

(iii)	Letter Amendment dated January 25, 2019 to Custodian Agreement dated November 2001 (including updated Exhibit A dated January 25, 2019). Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 94 to its Registrant’s Registration Statement on Form N-1A filed on January 29, 2019[2].

(10)	Rule 12b-1 Plan and 18f-3 Plan.

(i)	Rule 12b-1 Plan. Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated July 1, 2019 with Schedule A and Schedule B dated as of July 1, 2019. Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 108 to its Registrant’s Registration Statement on Form N-1A filed on June 11, 2019[3].

(ii)	Rule 18f-3 Plan. Amended and Restated Rule 18f-3 Plan as of July 1, 2019 pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 with updated Schedule A dated as of July 1, 2019. Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 108 to its Registrant’s Registration Statement on Form N-1A filed on June 11, 2019[3].

(11)	Share Opinion. Opinion of Richards, Layton & Finger, P.A. relating to the transfer of assets of Lord Abbett Multi-Asset Growth Fund, a series of the Registrant, and Lord Abbett Multi-Asset Global Opportunity Fund, a series of Lord Abbett Global Fund, Inc. to Lord Abbett Multi-Asset Balanced Opportunity Fund, a series of the Registrant. Incorporated by reference to the Registrant’s SEC Accession No. 0000930413-19-001183 on Form N-14 filed with the Commission on April 10, 2019.

(12)	Tax Opinions. Opinions of Ropes & Gray LLP. Filed herein.

(13)	Other Material Contracts.
(i)	Agency Agreement dated January 1, 2017, including Schedule A dated as of January 1, 2017. Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on January 13, 2017.

(ii)	Letter Amendment dated as of November 28, 2017 to the Agency Agreement dated January 1, 2017. Incorporated by reference to Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A filed on January 12, 2018.

(iii)	Letter Amendment dated March 13, 2018 to Agency Agreement dated January 1, 2017. Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on March 27, 2018.

(iv)	Letter Amendment dated January 25, 2019 to the Agency Agreement dated January 1, 2017 (including amended Schedule A dated January 25, 2019). Incorporated by reference to Post-Effective Amendment No. 94 to Securities Trust’s Registration Statement on Form N-1A filed on January 29, 2019.[2]

(v)	Amended and Restated Administrative Services Agreement as of May 1, 2016. Incorporated by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2016.

(vi)	Amendment #1 to the Amended and Restated Administrative Services Agreement dated October 11, 2016. Incorporated by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A filed on October 7, 2016.

1 Lord Abbett Securities Trust Accession No. 0000930413-18-002421.

2 Lord Abbett Securities Trust Accession No. 0000930413-19-000186.

3 Lord Abbett Securities Trust Accession No. 0000930413-19-001864.

(vii)	Amendment #2 to the Amended and Restated Administrative Services Agreement dated November 30, 2016. Incorporated by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on January 13, 2017.

(viii)	Amendment #3 to the Amended and Restated Administrative Services Agreement dated March 31, 2017. Incorporated by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed on March 28, 2017.

(ix)	Amendment #4 to the Amended and Restated Administrative Services Agreement dated August 1, 2018. Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 90 to its Registrant’s Registration Statement on Form N-1A filed on July 31, 2018[1].

(x)	Amendment #5 to the Amended and Restated Administrative Services Agreement dated December 5, 2018. Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 90 to its Registrant’s Registration Statement on Form N-1A filed on January 29, 2019[2].

(xi)	Amendment #6 to the Amended and Restated Administrative Services Agreement dated January 25, 2019. Incorporated by reference to Lord Abbett Securities Trust’s Post-Effective Amendment No. 90 to its Registrant’s Registration Statement on Form N-1A filed on January 29, 2019[2].

(14)	Consent of Deloitte & Touche LLP. Incorporated by reference to the Registrant’s SEC Accession No. 0000930413-19-001183 on Form N-14 filed with the Commission on April 10, 2019.

(15)	Not applicable.

(16)	Power of Attorney. Incorporated by reference to the Registrant’s SEC Accession No. 0000930413-19-001183 on Form N-14 filed with the Commission on April 10, 2019.

(17)	Additional Exhibits.

(i)	The Prospectus and Statement of Additional Information of Lord Abbett Global Fund, Inc. pertaining to Lord Abbett Multi-Asset Global Opportunity Fund dated May 1, 2019, as supplemented. Incorporated by reference to Lord Abbett Global Fund, Inc.’s Post-Effective Amendment No. 61 to Lord Abbett Global Fund, Inc.’s Registration Statement on Form N-1A filed on April 26, 2019.

(ii)	The Prospectus and Statement of Additional Information of the Registrant pertaining to Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Balanced Opportunity Fund dated April 1, 2019, as supplemented. Incorporated by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed on March 28, 2019.

(iii)	The Annual Report of the Lord Abbett Global Fund, Inc. pertaining to Lord Abbett Multi-Asset Global Opportunity Fund for the fiscal year ended December 31, 2018. Incorporated by reference to the Report on Form N-CSR filed on March 7, 2019.

(iv)	The Annual Report of the Registrant pertaining to Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Balanced Opportunity Fund for the fiscal year ended November 30, 2018. Incorporated by reference to the Report on Form N-CSR filed on February 5, 2019.

1 Lord Abbett Securities Trust Accession No. 0000930413-18-002421.

2 Lord Abbett Securities Trust Accession No. 0000930413-19-000186.

3 Lord Abbett Securities Trust Accession No. 0000930413-19-001864.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that before any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this post-effective amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Jersey City, and State of New Jersey on the 2nd day of July, 2019.

LORD ABBETT INVESTMENT TRUST

BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

BY:	/s/ Vito A. Fronda
Vito A. Fronda
Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Trustee	July 2, 2019
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Trustee	July 2, 2019
Douglas B. Sieg

Eric C. Fast*	Trustee	July 2, 2019
Eric C. Fast

Evelyn E. Guernsey*	Trustee	July 2, 2019
Evelyn E. Guernsey

Julie A. Hill*	Trustee	July 2, 2019
Julie A. Hill

Kathleen M. Lutito*	Trustee	July 2, 2019
Kathleen M. Lutito

James M. McTaggart*	Trustee	July 2, 2019
James M. McTaggart

Karla M. Rabusch*	Trustee	July 2, 2019
Karla M. Rabusch

Mark A. Schmid*	Trustee	July 2, 2019
Mark A. Schmid

*By:	/s/ John T. Fitzgerald
John T. Fitzgerald
Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence B. Stoller, John T. Fitzgerald, Pamela P. Chen, Linda Y. Kim and Amanda S. Ryan, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of December 4, 2018.

Signatures	Title

Chairman and
/s/ James L.L. Tullis	Director/Trustee
James L.L. Tullis

President, CEO
/s/ Douglas B. Sieg	and Director/Trustee
Douglas B. Sieg

/s/ Eric C. Fast	Director/Trustee
Eric C. Fast

/s/ Evelyn E. Guernsey	Director/Trustee
Evelyn E. Guernsey

/s/ Julie A. Hill	Director/Trustee
Julie A. Hill

/s/ Kathleen M. Lutito	Director/Trustee
Kathleen M. Lutito

/s/ James M. McTaggart	Director/Trustee
James M. McTaggart

/s/ Karla M. Rabusch	Director/Trustee
Karla M. Rabusch

/s/ Mark A. Schmid	Director/Trustee
Mark A. Schmid

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Equity Trust

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.